Thornburg
                        Intermediate
                 Municipal FundAnnual Report
                     September 30, 1997

                     INVESTMENT MANAGER
             Thornburg Management Company, Inc.
                    119 East Marcy Street
                     Santa Fe, NM 87501
                       (800) 847-0200



                    PRINCIPAL UNDERWRITER
              Thornburg Securities Corporation
                    119 East Marcy Street
                     Santa Fe, NM 87501
                       (800) 847-0200

    This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee of future results.

                         Thornburg Intermediate
                             Municipal Fund


                                Thornburg             Thornburg             Thornburg
                              Intermediate           Intermediate           Intermediate
                             Municipal Fund         Municipal Fund         Municipal Fund
                                A Shares              C Shares               I Shares
SEC Yield                         4.08%                 3.82%                  4.55%
Taxable Equiv. Yields             6.75%                 6.32%                  7.53%
NAV                              $13.46                $13.48                 $13.44
Max. Offering Price              $13.95                $13.48                 $13.44



1 Year                            3.16%                 6.55%                  7.07%
5 Year                            6.01%                  NA                    NA

Since Inception                   6.87%                 6.23%                  8.32%
(Inception Date)                (7/22/91)             (9/1/94)              (7/5/96)



Taxable   equivalent  yields  assume  a  39.6% marginal federal tax rate.

  The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

 Maximum sales charge of the Fund's Class A Shares is 3.50%.
 The data quoted represent past performance and may not be construed as a guarantee of future results.

 l e t t e r  t o  s h a r e h o l d e r s

119 East Marcy Street, Santa Fe, New Mexico 87501 l (505) 984-0200 November 6, 1997
Dear Fellow Shareholder:

I am pleased to present the Annual Report for the Thornburg Intermediate Municipal Fund for the fiscal year ending September 30, 1997. The net asset value of the A shares increased 23 cents per share to $13.46 during the year. If you were with us for the entire period, you received dividends of 66.1 cents per share. If you reinvested your dividends, you received 67.6 cents per share. Investors who owned C Shares received dividends of 60.8 and 62.1 cents per share, respectively.

Your Thornburg Intermediate Municipal Fund portfolio currently holds over 320 municipal obligations from 46 states and 3 U.S. Territories. Approximately 79% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 7.2 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

      % of portfolio maturing within            Cumulative % maturing by end of

                        2 years = 8%                         year 2 = 8%
                  2 to 4 years = 11%                        year 4 = 19%
                  4 to 6 years = 14%                        year 6 = 33%
                  6 to 8 years = 27%                        year 8 = 60%
                 8 to 10 years = 20%                       year 10 = 80%
                10 to 12 years = 15%                       year 12 = 95%
                 12 to 14 years = 2%                       year 14 = 97%
                 14 to 16 years = 2%                       year 16 = 99%

Over the last year your average portfolio maturity has shortened a bit. The passage of time shortened the largely stable beginning portfolio. We directed portfolio cash flow and new money into the middle maturity range of your bond ladder. Today we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will likely extend the average portfolio maturity to approximately nine years. This would permit us to increase our income yields if higher yields are available.

For the past 3 years Americans have been net sellers of municipal and government bonds. Investment dollars have flowed instead to equities, money market investments, and overseas opportunities. A combination of sharp volatility in equity markets worldwide and deflationary winds blowing from Asia appears to be rekindling the appetite of U.S. investors for bond investing. The U.S. bond market has played the role of "safe haven" for foreign investors for some time. Perhaps it will assume that role for American investors, too!

We are all subject to more discussion than is necessary or productive about the U.S. economy and Alan Greenspan. Leaving aside the month to month micro-analysis of each economic statistic, I believe any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. Tax receipts are off the charts! There will always be dislocations here and there, but for the most part Americans are very, very busy. The strong economy has been good for municipal America. In its recent annual survey of city fiscal conditions, the National League of Cities reported that two-thirds of U.S. cities say they are better able to meet their financial needs this year than last. Also, cities continued to increase their financial reserves for the fifth consecutive year. Most states report similar favorable news, and both operating and capital budget spending levels are increasing. There is one possible cloud: as Washington hands increasing responsibility for implementing mandated programs to state and local governments, a few entities may have significant problems managing through the transition.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Your fund has earned Morningstar's coveted 5 star overall rating for risk adjusted performance. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Intermediate Municipal Fund.

Sincerely,




Brian J. McMahon
Portfolio Manager
**Morningstar proprietary rating reflects historical risk adjusted performances as of 9/30/97. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five star (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THIMX is ranked 4-Stars for the 3 year period and 5-Stars for the 5 year period ending 9/30/97. At 9/30/97, there were 1374 bond funds with 3-year ratings and 668 with 5-year ratings in Morningstar's Municipal National Intermediate category. Past performance is no guarentee of future results.


s t a t e m  e n t  o f  a s s e t s  a n d  l i a b i l i t i e s
Thornburg  Intermediate
Municipal Fund September 30, 1997


ASSETS

Investments, at value (cost $319,918,430)                       $337,721,726
Cash                                                                  94,854
Interest receivable                                                5,587,368
Receivable for fund shares sold                                      944,518
Prepaid expenses and other assets                                     32,814

                                 TOTAL ASSETS                    344,381,280
LIABILITIES

Payable for investments purchased                                  6,054,861
Payable for fund shares redeemed 211,032
Accounts payable and accrued expenses                                253,512
Payable to investment adviser                                        156,980
Dividends payable                                                    505,051

                                 TOTAL LIABILITIES                 7,181,436

NET ASSETS                                                      $337,199,844

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($309,292,636 applicable to 22,974,254 shares of beneficial
 interest outstanding)                                                $13.46

Maximum sales charge, 3.50% of offering                                  .49
price (3.63% of net asset value per share)

                                 Maximum Offering Price Per Share     $13.95

Class C Shares:
Net asset value and offering price per share *
($11,292,401 applicable to 837,728 shares of beneficial
  interest outstanding)                                               $13.48

Class I Shares:
Net asset value, offering and redemption price per share
($16,614,807 applicable to 1,235,862 shares of beneficial
interest outstanding)                                                 $13.44

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.



s t a t e m e n t  o f   o p e r a t i o n s
Thornburg Intermediate Municipal Fund
Year ended September 30, 1997


INVESTMENT INCOME
Interest income (net of premium amortized
of $696,817)                                              $16,591,816

EXPENSES
Investment advisory fees (Note 4)                           1,392,767
Administration fees (Note 4)
Class A Shares                                                329,737
Class C Shares                                                 11,773
Class I Shares                                                  2,673
Distribution and service fees (Note 4)
Class A Shares                                                637,240
Class C Shares                                                 94,183
Custodian fees                                                200,730
Transfer agent fees                                           187,041
Registration and filing fees                                   68,465
Professional fees                                              48,409
Accounting fees                                                27,337
Trustee fees                                                   10,379
Other expenses                                                 20,328

TOTAL EXPENSES                                              3,031,062
Less:
Expenses reimbursed by investment adviser (Note 4)           (224,427)
NET EXPENSES                                                2,806,635

NET INVESTMENT INCOME                                      13,785,181

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 6)
Net realized loss on investments sold                         (28,983)
Increase in unrealized appreciation of investments          5,148,693
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS                                         5,119,710

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                           $18,904,891

See notes to financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Intermediate Municipal Fund
                                               Year Ended       Year Ended
                                          September 30, 1997  September 30, 1996

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                   $    13,785,181     $    12,485,845
Net realized loss on investments sold           (28,983)           (192,091)
Increase in unrealized
appreciation of investments                   5,148,693             864,925

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     18,904,891         13,158,679
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                              (13,081,853)        (12,209,780)
Class C Shares                                 (428,625)           (269,786)
Class I Shares                                 (274,703)             (6,279)

FUND SHARE TRANSACTIONS - (Note 5)
Class A Shares                               58,470,208          17,593,230
Class C Shares                                3,484,657           3,572,380
Class I Shares                               15,723,400             681,348

NET INCREASE IN NET ASSETS                   82,797,975          22,519,792

NET ASSETS:

Beginning of year                           254,401,869         231,882,077
End of year                             $   337,199,844     $   254,401,869

See notes to financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s
Thornburg Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg  Intermediate  Municipal  Fund (the "Fund"),  is a series of Thornburg
Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 1997 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions:
The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Note 3 - MERGER OF MACKENZIE NATIONAL MUNICIPAL FUND

On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie National Municipal Fund (MacKenzie") pursuant to a plan of reorganization approved by MacKenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Fund (valued at $18,771,800) for the net assets of MacKenzie which aggregated $18,771,800, including $1,229,921 of unrealized appreciation. The combined net assets of the Fund immediately after the merger was $330,284,944.




Note 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ending September 30, 1997, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 1997, the Adviser voluntarily reimbursed certain operating expenses amounting to $224,427.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the year ended September 30, 1997, the Distributor earned commissions aggregating $85,221 from the sale of Class A shares and collected contingent deferred sales charges aggregating $8,535 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 1997, are set forth in the statement of operations.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust. Thornburg Intermediate Municipal Fund

Note 5 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $322,921,851. Transactions in shares of beneficial interest were as follows:

                                               Year Ended                               Year Ended
                                           September 30, 1997                     September 30, 1996

Class A Shares                         Shares              Amount                 Shares           Amount
Shares sold                          5,286,812          $70,614,800             3,206,323       $42,461,497
Shares issued to shareholders
      in reinvestment of
      distributions                    587,219            7,823,262               538,669         7,136,992
Shares Issued in merger              1,399,836           18,771,800                    --                --
Shares repurchased                  (2,909,821)          (38,739,654)          (2,423,428)      (32,005,259)
Net Increase                         4,364,046          $58,470,208             1,321,564       $17,593,230

Class C Shares
Shares sold                            463,652           $6,137,464               352,952        $4,676,873
Shares issued to shareholders
      in reinvestment of
      distributions                     25,749              343,527                15,345           202,966
Shares repurchased                    (224,491)          (2,996,334)              (98,650)       (1,307,459)
Net Increase                           264,910           $3,484,657               269,647        $3,572,380


Class I Shares *
Shares sold                          1,633,003          $21,682,243                51,632          $675,632
Shares issued to shareholders
      in reinvestment of
      distributions                      5,832               77,734                   433             5,716
Shares repurchased                    (455,038)          (6,036,577)                   --                --
Net Increase                         1,183,797          $15,723,400                52,065          $681,348


* Sales of Class I shares commenced on July 5, 1996.

Note 6 - SECURITIES TRANSACTIONS

For the year ended September 30, 1997, the Fund had purchase and sale transactions (excluding short-term securities) of $123,748,171 and $42,242,352, respectively.

At September 30, 1997, net unrealized appreciation of investments was $17,803,296, resulting from $18,124,611 gross unrealized appreciation and $321,315 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at September 30, 1997, aggregated $3,525,304.

For Federal income tax purposes the Fund has realized capital loss carryforwards of $3,498,473 as of September 30, 1997 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $1,201,221, September 30, 2003 - $2,093,003 and September 30, 2005 -
$200,249.

 f i n a n c i a l   h i g h l i g h t s



Thornburg Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the year)

                                                                Year Ended September 30,
                                                                ------------------------
                                                         1997       1996       1995       1994       1993

Class of Shares:                                            A          A         A          A          A

Net asset value, beginning of year                        $13.23     $13.18     $12.73     $13.47   $12.59
Income from investment operations:
Net investment income                                        .66        .68        .68        .67      .71
Net realized and unrealized
   gain (loss) on investments                                .23        .05        .45       (.72)     .88
Total from investment operations                             .89        .73       1.13       (.05)    1.59
Less dividends from:
  Net investment income                                     (.66)      (.68)      (.68)      (.67)    (.71)
  Realized capital gains                                   --         --         --          (.02)   --
Change in net asset value                                    .23        .05        .45       (.74)     .88
Net asset value, end of year                              $13.46     $13.23     $13.18     $12.73     $13.47
Total return (a)                                           6.90%      5.64%      9.16%      (.38%)    13.01%
Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                                 4.96%      5.12%      5.31%      5.23%      5.37%
Expenses, after expense reductions                         1.00%      1.00%      1.00%       .95%       .70%
Expenses, before expense reductions                        1.05%      1.09%      1.08%      1.05%      1.06%

Portfolio turnover rate                                   15.36%     12.64%     32.20%     27.37%     14.29%
Net assets
    at end of year(000)                                  $309,293   $246,128   $227,881   $207,718  $182,319


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year. Note: From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28,1995 represented less than 1% of the Fund's net assets.


Thornburg Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the year)                                                                          Period from
September 1, (a)
                                                            Year Ended September 30,       to September 30,
                                              1997          1996            1995                1994
Class of Shares:                                C             C              C                    C

Net asset value, beginning of year           $13.24        $13.20          $12.73              $12.91
Income from investment operations:
Net investment income                           .61           .63             .60                 .05
Net realized and unrealized
    gain (loss) on investments                  .24           .04             .47                (.18)
Total from investment operations                .85           .67            1.07                (.13)
Less distributions from:
    Net investment income                      (.61)         (.63)           (.60)               (.05
Change in net asset value                       .24           .04             .47                (.18)

Net asset value, end of year                 $13.48        $13.24          $13.20              $12.73

Total return (b)                             6.55%         5.14%           8.60%              (.97%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                   4.55%         4.73%           4.62%              4.51%(c)
     Expenses, after expense reductions      1.40%         1.40%           1.66%              1.76%(c)
     Expenses, before expense reductions     1.99%         1.97%           2.35%              1.76%(c)

Portfolio turnover rate                     15.36%        12.64%          32.20%             27.37%

Net assets at end of year (000)             $11,292        $7,586         $4,001               $139

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized

Thornburg Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the year)
                                                                         Year Ended
                                                                        September 30,
                                                                1997                     1996
Class of Shares:                                                  I                       I*

Net asset value, beginning of  year                            $13.23                    $13.00
Income from investment operations:
Net investment income                                             .70                       .17
Net realized and unrealized
    gain (loss) on investments                                    .21                       .23
Total from investment operations                                  .91                       .40
Less distributions from:
    Net investment income                                        (.70)                     (.17)
Change in net asset value                                         .21                       .23

Net asset value, end of year                                   $13.44                    $13.23

Total return (b)                                               7.07%                     3.11%

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                                     5.16%                     5.49%(c)
     Expenses, after expense reductions                         .69%                      .70%(c)
     Expenses, before expense reductions                       1.24%                     6.10%(c)

Portfolio turnover rate                                       15.36%                    12.64%

Net assets at end of year (000)                               $16,615                   $689

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized
*  Sales of Class I shares commenced on July 5, 1996.

s c h e d u l e  o f   i n v e s t m e n t s

Thornburg Intermediate Municipal Fund
September 30, 1997   CUSIPS:  Class A - 885-215-202, Class C  - 885-215-780, Class I                       -
885-215-673
NASDAQ Symbols: Class A - THIMX. Class C  THMCX (Proposed), Class I - THMIX

                                                                                                        Principal  Credit Rating+
               Amount                                                                                  Issuer-Desc    Moody's/S&P

Alabama           (1.25%)
$1,530,000     Alabama A & M University Housing & General Fee Revenue Series 1992, 6.20%
               due 11/1/05 (Living and Learning Center Project; Insured: MBIA)                            Aaa/AAA $     1,667,746
   500,000     Alabama State Docks Revenue, 6.00% due 10/1/08 (Insured: MBIA)                             Aaa/AAA         541,850
   250,000     Alabama Municipal Electric Authority Power Supply System Series 1991-A,
               6.50% due 9/1/05 (Insured: MBIA)                                                           Aaa/AAA         272,695
   750,000     Montgomery County Revenue, 7.00% due 4/1/07 (Human Resources Project)                         NR/A         828,255
   920,000     Pell County Industrial Development Board Revenue Series 1989-A, 7.75%
               due 9/1/04 (Shelby Creek Fabricators Project; LOC: Southtrust Bank)                          NR/NR         927,351

Alaska           (1.46%)
 1,000,000     Alaska Industrial Development & Export Authority Series 1991-A, 7.30% due 4/1/06              A/A-       1,059,070
   845,000     Anchorage Electric Utility Revenue, 5.75% due 12/1/05 (Insured: MBIA)                      Aaa/AAA         903,820
 1,500,000     North Slope Borough Alaska General Obligation Capital Appreciation Series 1993-B,
               0% due 1/1/02 (Insured: MBIA)                                                              Aaa/AAA       1,239,810
 1,660,000     Seward Alaska Revenue, 7.375% due 10/1/07 (Alaska Sealife Center Project)                    NR/NR       1,743,199

Arizona           (1.98%)
 2,710,000     Arizona Municipal Finance Program, 8.70% due 8/1/05 (Escrowed to Maturity)                 Aaa/AAA       3,460,345
   585,000     Coconinos Yavapai School District Sedona, 5.40% due 7/1/02                                   NR/A1         605,744
   500,000     Maricopa County Unified School District #89, Dysart School District
               General Obligation, 0% due 7/1/01 (Insured: FGIC)                                          Aaa/AAA         424,965
   880,000     Santa Cruz Valley Arizona School District Series 1994, 0% due 7/1/98 (Insured: FGIC)       Aaa/AAA         854,278
   400,000     Tucson General Obligation Series D, 9.75% due 7/1/12                                         NR/AA         592,228
   500,000     Tucson General Obligation Series D, 9.75% due 7/1/13                                         NR/AA         747,465

Arkansas           (0.42%)
 1,335,000     Rogers Sales and Use Tax Revenue, 6.00% due 11/1/07                                          A1/AA       1,429,945

California          (11.99%)
   600,000     California Education, 3.95% due 7/1/26 put 10/7/97 (weekly demand note)
               (LOC: Banque National)                                                                      AA3/P1         600,000
   675,000     California  Housing Finance  Agency revenue Series  1985-B,  9.875% due 2/1/17               Aa/A+         706,448
   400,000     California Health Facilities Financing Authority Series B, 3.60% due 7/1/12 put 10/1/97
               (daily demand notes) (Insured: AMBAC)                                                   VMIG1/A-1+         400,000
   500,000     California Health Facilities Financing Authority, 5.625% due 5/15/08                         NR/A-         514,790
   165,000     California Public Capital Improvements Financing Authority Joint Powers Agency
               Series E, 8.25% due 3/1/98 (Pooled Projects)                                                Baa/NR         167,513
   625,000     California State Veterans Housing, 6.90% due 4/1/01                                          A1/A+         626,563
 4,500,000     California Statewide Community Development Authority Certificate of Participation,
               5.50% due 10/1/07 (Unihealth America Project; Insured: AMBAC)                              Aaa/AAA       4,777,875
 1,000,000     California Statewide Community Development Authority Series 1996-A, 6.00% due 9/1/05
               (San Gabriel Medical Center Project; Insured: California Health)                              NR/A       1,076,880
 1,740,000     Escondido Joint Powers Financing Authority Lease Revenue, 0% due 9/1/07
               (Center for the Arts Project; Insured: AMBAC)                                              Aaa/AAA       1,077,234
 1,000,000     Fremont Multifamily Housing Revenue Series A, 5.40% due 1/1/26, put 1/1/06
               (Durham Greens Project; Insured: FNMA)                                                      NR/AAA       1,038,380
 8,095,000     Glendale Hospital Revenue Refunding Revenue, 7.75% due 1/1/09
               (Verdugo Hills Project; Insured: Industrial Indemnity)                                       NR/A+       9,623,984
   500,000     Irwindale Community Redevelopment Agency, 6.60% due 8/1/18                                  Baa/NR         534,940
   500,000     Los Angeles Water & Power Electric Rev, 9.00% due 9/1/04                                    Aa3/A+         626,120
   350,000     Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                         Aaa/AAA         366,933
 1,190,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                         Aaa/AAA       1,338,119
 2,280,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                         Aaa/AAA       2,587,048
   100,000     Orange County Transportation Authority Sales Tax Revenue, 5.50% due 2/15/01                  Aa/AA         104,302
 2,850,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.35%
               due 11/1/14, put 11/1/01 (LOC: Industrial Bank of Japan)                                     A1/A+       3,044,655
 1,500,000     Sacramento California Municipal Utility District Electric Revenue, 6.57%
               (variable rate) due 11/15/06 (Insured: FSA)                                                Aaa/AAA       1,648,125
   985,000     San Diego County Multifamily Housing Revenue, 5.50% due 7/1/25, put 7/1/05
               (Del Mar Turf Club Apts - A; Colladeralized: FNMA)                                          NR/AAA       1,010,580
 1,925,000     San Diego Water Revenue Certificate of Participation, 6.25% due 5/1/04                      Aa/AA-       2,079,481
   500,000     San Diego County Water Authority Revenue & Refunding Series 1993-A,
               8.248% (variable rate) due 4/25/07 (Insured: FGIC)                                         Aaa/AAA         576,250
   365,000     San Francisco Downtown Parking Corporation Series 1993, 5.40% due 4/1/98                      A/NR         367,427
   380,000     San Francisco Downtown Parking Corporation Series 1993, 5.55% due 4/1/99                      A/NR         387,285
   405,000     San Francisco Downtown Parking Corporation Series 1993, 5.70% due 4/1/00                      A/NR         417,251
   425,000     San Francisco Downtown Parking Corporation Series 1993, 5.85% due 4/1/01                      A/NR         442,982
   145,000     San Marcos Certificate of Participation Series C, 0% due 8/15/05 (Escrowed to Maturity)     NR/AAA         100,265
   740,000     San Marcos Certificate of Participation Series D, 0% due 9/2/05 (Escrowed to Maturity)      NR/AAA         510,563
 1,000,000     Southern California Public Power Transmission Project Revenue, 0% due 7/1/14                 Aa3/A         413,600
 1,000,000     Stanton Multifamily Housing Revenue Series 1997, 5.625% due 8/1/29,
               (Continental Gardens Project; FNMA: Guaranteed)                                             NR/AAA       1,033,560
   700,000     Sulphur Springs School District General Obligation Series B, 5.60% due 3/1/04                 A/NR         749,336
   800,000     Sulphur Springs School District General Obligation Series B, 5.70% due 3/1/05                 A/NR         864,672
   450,000     Sunline Transit Agency Certificate of Participation Series A, 5.625% due 7/1/04               A/NR         460,476
   215,000     Sunline Transit Agency Certificate of Participation Series A, 5.75% due 7/1/05                A/NR         233,744

Colorado           (2.70%)
   500,000     Colorado Health Facilities Auth. Retirement Revenue, 0% due 7/15/20                         NR/AAA         139,810
   710,000     Colorado Student Obligation Auth. Revenue Series B, 6.55% due 12/1/02                         A/NR         752,898
   975,000     Colorado Student Obligation Auth. Student Loan Revenue Series B, 5.90% due 9/1/02             A/NR       1,012,372
 2,000,000     Dawson Ridge Met District No. 1, 0% due 10/1/22                                             AAA/NR         493,020
 2,830,000     Larimer County, 8.45% due 12/15/05 (Poudre School District R1 Project)                        A/NR       3,546,641
 2,500,000     Mesa Valley School District Certificate of Participation Series B, 6.875% due 12/1/05
               (Insured: FSA)                                                                             Aaa/AAA       2,740,000
   390,000     Thornton Single Family Mortgage Revenue Series 1992-A, 8.05% due 8/1/09                       A/NR         417,128

Connecticut          (1.33%)
 3,000,000     Bristol Resource Recovery Facility Operating Committee - Solid Waste Revenue
               Refunding Series 1995, 6.125% due 7/1/03 (Ogden Martin at Bristol Project)                    A/NR       3,218,970
   145,000     New Britain Senior Citizen Housing Development Mortgage Revenue Refunding
               Series A, 6.50% due 7/1/02 (Nathan Hale Apartments Project; Insured: FHA)                   NR/AAA         151,100
   500,000     Stratford General Obligation Series 1992, 7.15% pre-refunded 3/1/03 @ 102                    NR/A-         553,710
   500,000     Stratford General Obligation Series 1992, 7.20% pre-refunded 3/1/04 @ 102                    NR/A-         554,495

Delaware           (1.03%)
 3,235,000     Delaware Transportation Authority System Revenue, 6.25% due 7/1/04                           A1/AA       3,485,292

District of          (2.17%)
 1,000,000     District of Columbia General Obligation Series A, 5.75% due 6/1/03                            Ba/B       1,041,060
   585,000     District of Columbia General Obligation Series A, 5.30% due 6/1/00, (Insured: FSA)         Aaa/AAA         599,865
 1,000,000     District of Columbia Certificate of Participation Series 1993, 7.30% due 1/1/13              NR/B-       1,089,370
 1,295,000     District of Columbia Hospital Revenue (Medlantic Healthcare Group) Series 1997-A,
               6.00% due 8/15/04 (Insured: MBIA)                                                          Aaa/AAA       1,392,060
 1,000,000     District of Columbia Hospital Revenue (Medlantic Healthcare Group) Series 1997-A,
               6.00% due 8/15/05 (Insured: MBIA)                                                          Aaa/AAA       1,077,180
   175,000     District of Columbia H.F.A. Mortgage Revenue Refunding, 6.00% due 7/1/02 (Insured: MBIA)   Aaa/AAA         180,071
   325,000     District of Columbia Revenue, 0% due 2/15/02 (Assoc. of American Medical Colleges)          NR/AA-         252,753
   250,000     District of Columbia Revenue, 0% due 2/15/04 (Assoc. of American Medical Colleges)          NR/AA-         172,245
 1,375,000     District of Columbia Revenue American University, 5.25% due 10/1/04
               (Insured AMBAC)                                                                            Aaa/AAA       1,420,512
   100,000     District of Columbia Georgetown University, 8.25% due 4/1/18                                 A1/A+         104,045

Florida           (4.99%)
   250,000     Cape Coral Special Assessment Water Improvement, 6.50% due 7/1/98 (Insured: MBIA)          Aaa/AAA         254,737
 1,000,000     Dade County General Obligation, 7.00% due 10/1/06 (Insured: AMBAC)                         Aaa/AAA       1,178,520
   240,000     Dade County Educational Facilities Revenue, 7.65% due 4/1/10, pre-refunded 4/1/00
               (University of Miami Project; Insured: MBIA)                                               Aaa/AAA         264,770
   100,000     Dade County School Board COP Series A, 5.20% due 5/1/02                                    Aaa/AAA         103,664
 1,100,000     Duval County H.F.A. Multi Family Housing Revenue Series 1996,
               5.35% due 9/1/06 (St. Augustine Apartments Project)                                           NR/A       1,107,700
   160,000     Duval County HFA Series 94, 6.10% due 4/1/06 (GNMA Guaranteed)                             Aaa/AAA         164,222
   160,000     Duval County HFA Series 94, 6.10% due 10/1/06 (GNMA Guaranteed)                            Aaa/AAA         164,413
 2,320,000     Enterprise Community Development District Assessment Bonds,
               6.00% due 5/1/10 (Insured: MBIA)                                                           Aaa/AAA       2,488,409
   250,000     Florida Housing Finance Agency Multifamily Housing Revenue Series 1995-D,
               5.10% due 4/1/13, put 4/1/02 (Park Colony Project; LOC: Mellon Bank)                         A+/A1         255,590
 1,000,000     Florida Housing Finance Agency Multifamily Housing Revenue Series 1983-G,
               5.35% due 12/1/05, mandatory put 6/1/00 (Insured: Connecticut General)                     Aaa/AAA       1,015,550
   110,000     Florida State Brd Ed Cap Outlay, 9.125% due 6/1/14                                         Aaa/AAA         154,725
   690,000     Florida State Brd Ed Cap Outlay, 9.125% due 6/1/14                                         Aa2/AA+         982,567
   300,000     Florida State Board of Education Series C, 6.00% due 5/1/07                                Aaa/AAA         332,739
   700,000     Hillsborough County Pollution Control Revenue, 3.80% due 9/1/25
               put 10/1/97 (daily demand note)                                                            Aa2/AA-         700,000
   320,000     Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/07
               (National Benevolent Association Project)                                                Baa1/BBB+         362,595
   100,000     Lee County Hospital Board Director's Revenue Series A, 5.70% due 4/1/01
               (Lee Memorial Hospital Project; Insured: MBIA)                                             Aaa/AAA         104,905
   500,000     Orlando & Orange County Expressway Revenue, 8.25% due 7/1/14                               Aaa/AAA         679,855
   150,000     Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/04
               (Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)                              Aaa/AAA         160,490
 2,000,000     Pasco County Housing Finance Authority Multi Family Housing Revenue,
               5.50% due 6/1/27, put 6/1/08 (Cypress Trail Apts Project; Guaranty: Axa Reinsurance)        NR/AA-       2,017,460
   650,000     Pensacola Apartment Revenue Series-A, 6.25% due 10/1/04                                    Aaa/AAA         705,107
 1,100,000     Pinellas County Health Facilities Authority Series 1994-A, 5.75% due 8/1/01
               (Multi County Project; GNMA/FNMA Guaranteed)                                                Aaa/NR       1,125,773
   325,000     Seminole County School Board Certificate Participation, 5.35% due 7/1/02
               (Insured: MBIA)                                                                            Aaa/AAA         340,359
 1,405,000     South Broward Hospital District Revenue, 7.50% due 5/1/08 (Insured: AMBAC)                 Aaa/AAA       1,624,672
   500,000     Volusia County School Board Master Lease Program, 10.00% due 8/1/00                        Aaa/AAA         577,160

Georgia           (1.14%)
   100,000     Hinesville Leased Housing Corp. Rev., 6.05% due 1/15/98 (Regency Park Project)              NR/BBB         100,173
   250,000     Municipal Electric Authority GA SPL Obligation Series Project 1, 10.00% due 1/1/10             A/A         355,715
 2,380,000     Municipal Electric Authority Series B, 5.25% due 1/1/04 (One Sub Project; Insured AMBAC)   Aaa/AAA       2,473,558
 1,500,000     Richmond County Development Authority Revenue, 0% due 12/1/21                               Aaa/NR         388,335
   500,000     Savannah Recovery Development Authority Revenue, 5.95% due 12/1/02                           A1/A+         530,615

Idaho           (0.50%)
   705,000     Idaho Student Loan Revenue, 5.875% due 4/1/99                                                NR/NR         718,522
   955,000     Idaho Student Loan Series 1992-B, 6.00% due 4/1/00                                           NR/NR         978,111

Illinois           (6.28%)
 1,930,000     Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due 12/1/10                NR/BBB-       2,336,168
   300,000     Central Lake County Joint Action Water Agency Series 1991, 0% due 5/1/05
               (Insured: MBIA)                                                                            Aaa/AAA         209,649
 1,800,000     Chicago, Illinois General Obligation, 5.50% due 1/1/04 (Insured: AMBAC)                    Aaa/AAA       1,892,016
 4,000,000     Cook County Community Collection Dist No 508, 7.70% due 12/1/05                            Aaa/AAA       4,835,520
   500,000     Illinois Development Financing Authority, 7.125% due 3/15/07
               (Children's Home & Aid Society Project; LOC: American National Bank of Chicago)              NR/A+         544,965
 2,400,000     Illinois Development Financing Authority Debt Restructuring Revenue Series 1994,
               7.25% due 11/15/09 (East St. Louis Project)                                                  NR/A-       2,686,296
   500,000     Illinois HFA Revenue Refunding Series 1992, 7.00% due 1/1/07 (Mercy Hospital Project)      Baa1/A-         540,335
 1,000,000     Illinois HFA Revenue Refunding Series 1992, 7.00% due 7/1/02
               (Trinity Medical Center Project)                                                           Baa1/NR       1,042,330
   103,000     Illinois Health Facilities Auth Revenue Series A, 7.60% due 8/15/10                        Aaa/AAA         119,491
   693,000     Illinois Health Facilities Auth Revenue Series A, 7.60% due 8/15/10                        Aaa/AAA         763,028
   320,000     Illinois Educational Facs Authority Revenue, 7.125% due 7/1/11                               A1/A+         357,040
 1,525,000     Illinois State University Auxiliary Facilities System Revenue Series 1992,
               0% due 10/1/01 (Insured: MBIA)                                                             Aaa/AAA       1,277,172
 1,000,000     Lake County Community Consolidated School District NO. 073, 9.00% due 1/1/06
               (Insured: FSA)                                                                              Aaa/NR       1,286,460
   710,000     McHenry County School District Woodstock General Obligation, 6.80% due 1/1/06
               (insured: FSA)                                                                              Aaa/NR         809,911
   345,000     Rock Island Residential Mortgage Revenue, 7.70% due 9/1/08                                   Aa/NR         368,753
   800,000     Sangamon County Property Tax Receipts, 7.45% due 11/15/06                                    Aa/NR         953,800
 1,000,000     Southwestern Illinois Development Authority Medical Facilities
               Series A, 0% due 8/15/12                                                                  Baa3/BBB       1,076,420
   100,000     Will & Kendall Counties Community Consolidated School District NO 202, 0% due 1/1/05       Aaa/AAA         103,281

Indiana           (3.94%)
   665,000     Danville Community Elementary School Building Corporation, 6.75% due 1/15/04                  NR/A         737,039
 1,000,000     Gary Building Corporation - Lake County First Mortgage Series 1994-B,
               8.25% due 7/1/10 (Sears Building Project)                                                    NR/NR       1,128,950
   255,000     Hamilton Heights Refunding Revenue, 6.60% due 1/1/08                                          NR/A         282,300
 2,600,000     Hamilton Southeastern North Delaware School Building, 6.25% due 7/15/06                    Aaa/AAA       2,905,136
   885,000     Indiana Public School Building Corp First Mortgage, 6.00% due 1/5/07                         NR/AA         967,057
   910,000     Indiana Public School Building Corp First Mortgage, 6.00% due 7/5/07                         NR/AA         997,970
   700,000     Indiana Bond Bank Special Program Series 1991-F, 7.00% due 8/1/07                             NR/A         766,808
   740,000     Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/09                              Aa/AA-         408,961
 1,195,000     Lake Central Multi District School Building Mortgage Revenue Series 1992-B, 6.25%
               due 1/15/04                                                                                   NR/A       1,315,432
 1,880,000     Noblesville High Schoold Building Corp First Mortgage Bonds, 5.75% due 1/5/07
               (Insured: AMBAC)                                                                           Aaa/AAA       2,023,801
   645,000     North Lawrence Multi School Building Corp Revenue, 6.30% due 7/1/03                           A/NR         696,452
 1,000,000     Penn High School Building Corporation Series 1992, 6.00% due 6/15/03                          NR/A       1,067,440

Iowa           (0.85%)
 2,600,000     Iowa State Department General Services Certificate of Participation Series 1992,
               6.50% due 7/1/06 (Insured: AMBAC)                                                          Aaa/AAA       2,860,962

Kansas           (0.15%)
   500,000     Johnson County Unified School Distict NO. 233 Series B, 6.10% due 3/1/99                     A1/A+         504,390

Kentucky           (3.02%)
 1,000,000     Erlanger Kentucky Improvement Assessment, 7.375% due 8/1/10
               (Public Improvement 1993 Project; LOC: PNC Bank of Ohio)                                     NR/NR       1,042,180
 2,160,000     Fulton County Industrial Building Revenue Series 1995, 7.20% due 2/1/03
               (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)                                NR/NR       2,239,380
 2,520,000     Fulton County Industrial Building Revenue Series 1995, 7.60% due 2/1/07
               (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)                                NR/NR       2,616,138
 1,665,000     Hickman Industrial Building Revenue, 6.95% due 8/1/09 (H.I.S. Jeans of Kentucky Project)     NR/NR       1,721,627
   750,000     Kentucky State Turnpike Authority Recovery Revenue, 6.00% due 7/1/09                       Aaa/AAA         751,253
   605,000     Mt. Sterling League of Cities Funding Trust Lease Series A, 5.625% due 3/1/03
               (Investment Agreement w/ Transamerica Life; Guaranteed: Health Management Assoc.)            Aa/NR         629,424
 1,120,000     Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due 9/1/05
               (Paul B. Hall Medical Center Project)                                                        NR/NR       1,215,021

Louisiana           (3.54%)
   475,000     Calcasieu Parish Industrial Development Board Pollution Control Revenue, 7.80%
               due 12/1/05 (Cities Service Corporation Project)                                          Baa3/BBB         477,157
    40,497     East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due 2/25/11
               (GNMA Guaranteed)                                                                           NR/AAA          41,609
 1,250,000     Jefferson Parish Drainage Improvement Refunding, 6.15% due 9/1/05 (Insured: FGIC)          Aaa/AAA       1,380,825
 1,000,000     Jefferson Parish Drainage Improvement Refunding, 6.15% due 9/1/04 (Insured: FGIC)          Aaa/AAA       1,095,270
 7,500,000     Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due 10/1/09
               (Schwegman Westside Expressway Project)                                                      NR/NR       8,094,975
   250,000     Louisiana Public, 5.95% due 6/15/19, put 10/1/97 (daily demand notes)
               (LOC: Union Bank of Switzerland)                                                          VMIG1/NR         260,890
   615,000     Sulphur Public Improvement Sales & Use Tax Revenue Series B,
               6.00% due 3/1/01 (Insured: MBIA)                                                           Aaa/AAA         619,280

Maine           (0.17%)
   455,000     Maine Student Loan Revenue Refunding, 6.90% due 11/1/03                                       A/NR         476,535
    85,000     Maine Municipal BD Bank Series A, 7.65% due 11/1/07                                           NR/A          90,421

Maryland           (0.45%)
   935,000     Ann Arundel County Multifamily Housing Revenue, 7.45% due 12/1/24, put 12/1/03
               (Twin Coves Apartment Project; Hud Section 8)                                              NR/BBB+         985,733
   500,000     Maryland St. CDA Department housing & Community Development Single Family Program
               First Series, 5.60% due 4/1/05                                                              Aa2/NR         521,755

Massachuset          (2.74%)
   250,000     Boston General Obligation Series A, 7.60% due 2/1/04, pre-refunded 2/1/99 @ 102              NR/A+         266,532
   380,000     Haverhill General Obligation Municipal Purpose Loan, 7.50% due 10/15/10                    Baa/BBB         422,807
   245,000     Holyoke General Obligation, 9.85% due 11/1/08, pre-refunded 11/1/97 @ 102                   Aaa/NR         251,103
   515,000     Holyoke General Obligation School Project Loan Act of 1948, 7.35% due 8/1/02                Baa/NR         567,334
 1,000,000     Holyoke General Obligation School Project Loan Act of 1948, 7.65% due 8/1/09                Baa/NR       1,119,470
   100,000     Massachusetts Health and Education Facilities, 6.875% due 7/1/99
               (Charlton Hospital Project)                                                                   A/A-         104,122
   500,000     Massachusetts State Health & EDL Facilities Authority Revenue, 6.625% due 11/15/22        Baa2/BBB         527,510
   500,000     Massachusetts State Health & EDL Facilities Authority Revenue, 6.25% due 7/1/04            Baa3/NR         513,940
 1,000,000     Massachusetts Industrial Financing Authority Revenue Refunding Series 1993-A,
               6.15% due 7/1/02 (Massachusetts Refusetech Project)                                       Baa1/BBB       1,045,790
 2,860,000     Massachusetts Housing Finance Authority Insured Rental Housing Series 1994-A,
               6.20% due 1/1/06 (Insured: AMBAC)                                                          Aaa/AAA       2,995,335
 1,350,000     Massachusetts State Industrial Financing Agency Revenue, 5.50% due 7/1/07                  Aaa/AAA       1,435,779

Michigan           (4.62%)
   455,000     Auburn Hills Economic Limited Obligation Revenue Refunding and Improvement,
               6.15% due 12/01/03 (Foamade Industries Project; LOC: Michigan National Bank)                 NR/NR         478,223
   500,000     Detroit Unlimited Tax General Obligation, 8.00% due 4/1/11, pre-refunded 4/1/01 @ 102     Aaa*/BBB         570,025
 2,450,000     Flint Refunding Tax Increment General Obligation Fin Auth, 6.125% due 6/1/06               Baa/BBB       2,548,858
   965,000     Kent Hospital Finance Authority Revenue Refunding Series 1992, 6.20% due 11/1/02
               (Pinerest Christian Hospital Project; Insured: FGIC)                                       Aaa/AAA       1,047,006
 1,000,000     Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/13                       Aaa/AAA       1,229,910
   700,000     Michigan Public Power Agency Series 1997-A, 5.50% due 1/1/04,
               (Campbell Project; Insured: AMBAC)                                                         Aaa/AAA         738,514
   500,000     Michigan State Housing Redevelopment Authority Ltd. Obligation, 6.50% due 9/15/07
               (Greenwood Villa Project; Insured: FSA)                                                    Aaa/AAA         535,375
 1,000,000     Michigan State Housing Development Authority Rental Revenue, 3.60% due 4/1/04
               (Insured: AMBAC)                                                                           Aaa/AAA       1,003,280
 1,215,000     Michigan Strategic Fund Limited Obligation Refunding Revenue Series 1992, 6.25%
               due 8/15/04 (Environmental Research Institute Project)                                        NR/A       1,299,783
 2,000,000     Pontiac Feneral Building Authority Refunding, 6.00% due 4/1/06 (LOC: FSA)                  Aaa/AAA       2,193,740
   895,000     Pontiac Stadium Building Authority Revenue, 6.60% due 3/1/00                               Baa/BBB         913,061
 1,530,000     Southfield Economic Development Corporation Refunding Revenue
               N.W. 12 Limited Partnership, 7.25% due 12/1/10                                               NR/NR       1,615,129
 1,025,000     Wayne County Building Authority Limited Tax General Obligation
               Series 1992-A, 7.80% due 3/1/05, pre-refunded 3/1/02 @ 102                                Baa/AAA*       1,183,588
   225,000     Wayne County Downriver System Sewage Disposal Series A, 7.00% due 11/1/13                 Baa/BBB-         244,406

Minnesota           (0.48%)
   695,000     Minneapolis Special School District Certificate of Participation, 5.40% due 2/1/01             A/A         709,915
   900,000     Monticello Pollution Control Revenue Northern States Power Co., 5.375% due 2/1/03           A2/AA-         903,087

Mississippi          (1.83%)
 3,300,000     Adams County Hospital Revenue Series 1991, 7.90% due 10/1/08
               (Jefferson Davis Memorial Hospital Project)                                                 Baa/NR       3,788,268
 1,000,000     Mississippi Higher Educational Authority Series C, 7.50% due 9/1/09                           A/NR       1,093,320
   200,000     Mississippi Hospital Equipment and Facilities Revenue Series A, 7.25% due 5/1/00
               (Baptist Medical Center Project; Insured: MBIA) (Escrowed to Maturity)                     Aaa/AAA         215,148
 1,000,000     Mississippi Hospital Equipment Revenue, 6.40% due 1/1/07
               (Rush Foundation Project; Guaranteed: Connie Lee)                                          Baa/AAA       1,086,830

Missouri           (1.07%)
   200,000     Missouri State Economic Development Export and Infrastructure Board MFHR
               Series 1991-A, 7.25% due 9/15/02 (Quality Hill Project; Insured: Asset Guaranty)             NR/AA         210,232
   650,000     Missouri State Health and Education Facilities Authority,
               0% due 7/1/02 (Missouri Baptist Medical Center Project) (Escrowed to Maturity)               NR/A-         522,678
 2,365,000     St. Louis Board of Education General Obligation, 8.50% due 4/1/04 (Insured: FGIC)          Aaa/AAA       2,894,712

Montana           (0.30%)
   945,000     Montana Higher Education Student Assistance Corp. Series 1992-B, 7.05% due 6/1/04             A/NR       1,022,830

Nebraska           (0.96%)
 2,135,000     Douglas County Industrial Development Revenue Series 1994, 6.40% due 9/1/14,
               mandatory put 9/1/04 (Aksarben Foods Project; LOC: Norwest Bank)                            Aa/AA2       2,252,468
   675,000     Nebraska Investment Finance Authority Collateralized Mortgage Obligation
               Capital Appreciation Refunding Series B, 0% due 4/15/12 (Insured: MBIA)                    Aaa/AAA         251,316
   700,000     Nebraska Investment Finance Authority, 6.65% due 3/1/00 (Insured: MBIA)                    Aaa/AAA         738,871

Nevada           (0.11%)
   370,000     Clark County Certificate of Participation, 5.75% due 3/17/01
               (University Medical Center Project)                                                           A/NR         371,732

New Jersey           (0.73%)
   280,000     Cape May County Municipal Utilities Authority, 6.60% due 8/1/03                                A/A         306,452
   460,000     Jersey County Sewer Authority, 9.00% due 1/1/06 (Insured FGIC)                             Aaa/AAA         468,795
   300,000     New Jersey EDA Refunding Revenue Series 1991, 6.875% due 10/1/14, put 10/1/98
               (Fairway Corporation Project; Insured: Provident Mutual Life Insurance)                      A2/NR         300,624
   365,000     New Jersey EDA Refunding Revenue 7.50% due 12/1/19,
               (Spectrum for Living Development Project; LOC: Midlantic National Bank)                       A/NR         391,364
   400,000     New Jersey Health Care FACS Columbus Hospital, 7.20% due 7/1/01                           Baa3/BB-         418,360
   545,000     New Jersey Higher Education Student Loan Revenue Series 1991-A, 7.00% due 7/1/05              A/NR         578,921

New Mexico           (0.52%)
   500,000     New Mexico State Hospital Loan Council, 5.50% due 6/1/01                                     A3/NR         516,345
   590,000     Sandia Pueblo General Obligation, 5.40% due 12/1/03 (LOC: Norwest Bank)                      NR/AA         606,538
   600,000     Sandia Pueblo General Obligation, 5.60% due 12/1/05 (LOC: Norwest Bank)                      NR/AA         616,998

New York           (2.46%)
   300,000     Allegheny County I.D.A. Civic Facilities, 7.10% due 9/1/01 (Alfred University Project)     Baa1/NR         324,303
   550,000     Battery Park City Authority Revenue, 7.35% due 5/1/01, pre-refunded 5/1/99 @ 102           Aaa/AAA         589,408
   425,000     New York City General Obligation Refunding, 8.25% due 11/1/99
               (Escrowed to Maturity)                                                                     Aaa/AAA         461,486
 1,000,000     New York City General Obligation Refunding, 7.50% due 2/1/01                               Baa1/A-       1,092,210
 1,000,000     New York City General Obligation, 6.25% due 8/1/08                                        Baa/BBB+       1,092,760
 1,935,000     New York City General Obligation, 6.00% due 8/1/08                                         Aaa/AAA       2,123,972
   500,000     New York State Dormitory Authority Revenue Series B, 6.25% due 5/15/14                   Baa1/BBB+         530,730
   250,000     New York State Financing Agency SVC Contract Obligation Revenue Series A,
               6.375% due 9/15/15                                                                        Baa1/BBB         270,380
 1,500,000     New York Local Government Assistance Corporation Series 1992, 6.875% due 4/1/06                A/A       1,685,970
   100,000     Onondaga County Industrial Development Civic Facilities Revenue, 7.90% due 1/1/17             NR/A         110,282
    35,000     Valley Health Development Corporation Mortgage Revenue Series 1990-A,
               7.85% due 2/01/02 (Insured: FHA)                                                            NR/AAA          37,319

North Carolina          (0.20%)
   650,000     Craven County Industrial Facilities Pollution Control Financing Authority Solid
               Waste Revenue, 7.875% due 6/1/05 (Weyerhaeuser Company Project)                              NR/NR         677,482

North Dakota          (0.32%)
   650,000     Bismarck Hospital Revenue Refunding and Improvement, 7.00% due 5/1/03
               (Medical Center One Inc. Project; Insured: BIG)                                            Aaa/AAA         689,787
   365,000     Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/06
               (Altru Health Systems Obligated Group Project; Insured: MBIA)                              Aaa/AAA         402,303

Ohio           (3.55%)
   700,000     Bellefontaine Hospital Facility Revenue and Refunding Series 1993, 6.00%
               due 12/1/02 (Mary Rutan Health-Logan County Project)                                        NR/BBB         736,365
   250,000     Bowling Green State University General Receipts Series 1991, 6.70% due 6/1/07                 A/AA         270,162
    95,000     Cleveland Airport System Revenue, 7.00% due 1/1/06                                             A/A          96,175
 2,250,000     Cleveland Certificate of Participation, 7.10% due 7/1/02
               (Motor Vehicle Motorized and Communications Equipment Project)                             Baa/BBB       2,364,953
 1,000,000     Cleveland Parking Facilities Improvement Revenue Series 1992, 8.00% due 9/15/12              NR/NR       1,175,880
 1,500,000     Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due 1/1/18, put 1/1/03
               (Pelton Retirement Community Project; LOC: First National Bank of Ohio)                      NR/NR       1,519,005
 1,100,000     Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/10
               (Heinzerling Foundation Project; LOC: BancOne - Columbus)                                   Aa2/NR       1,137,774
   500,000     Franklin County Hospital Doctors Project, 5.80% due 12/1/05                                  A3/NR         527,550
   700,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.55%
               due 1/1/03 (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)                 Aa/NR         761,278
   900,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.80%
               due 1/1/08 (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)                 Aa/NR         968,940
   180,000     Harrison County Ohio Industrial Development Revenue, 6.625% due 12/1/98
               (Drano Equipment Company Project)                                                            NR/NR         180,733
   805,000     Ohio St. Economic Development Rev. Series 1995-2, 5.60% due 6/1/02
               (Wirt Metal Products Project)                                                                NR/A-         834,664
   854,456     Ohio Industrial Development Revenue Series 92, 8.125% due 12/1/06
               (Swifton Commons Project; LOC: Chemical Bank)                                                NR/NR         640,842
   760,000     Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70% due 10/20/12           Aaa/NR         785,825

Oklahoma           (1.26%)
 1,000,000     Oklahoma City Municipal IMPT Authority, 0% due 7/1/08 (Insured: AMBAC)                      Aaa/AA         594,200
   140,000     Pryor Creek EDA Mortgage Revenue Refunding Series 1991-A, 6.625% due 7/1/00
               (FNMA Guaranteed)                                                                           NR/AAA         146,369
   785,000     Pushmatahah County Town of Antlers Hospital Authority Revenue Series 1991, 8.75%
               due 6/1/06                                                                                   NR/NR         857,691
 1,485,000     Tulsa Oklahoma Industrial Development Authority Hospital Revenue, 6.10%
               due 2/15/09 (Medical Center Project)                                                        Aa/ AA       1,573,669
   500,000     Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due 11/1/06
               (Ogden Martin Project; Insured: AMBAC)                                                     Aaa/AAA         524,595
   500,000     Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due 11/1/09                 NR/NR         550,540

Oregon           (1.66%)
 1,025,000     Albany Hospital Facility Authority Gross Revenue and Refunding Series 1994, 7.00%
               due 10/1/05 (Mennonite Home Project)                                                         NR/NR       1,082,667
   900,000     Oregon Economic Development Department Revenue Series CLII, 6.70%
               due 12/1/98 (Smokecraft Project; LOC: Seafirst Bank)                                        Aa3/NR         926,676
 1,200,000     Oregon Economic Development Department Revenue Series CLII, 7.00%
               due 12/1/02 (Smokecraft Project; LOC: Seafirst Bank)                                        Aa3/NR       1,283,136
 1,070,000     Oregon Economic Development Department Revenue Series CLII, 7.70%
               due 12/1/14 (Smokecraft Project; LOC: Seafirst Bank)                                        Aa3/NR       1,226,081
 1,000,000     Port of Portland Industrial Revenue Series 85, 7.25% due 10/1/09
               (Ash Grove Cement Project)                                                                   NR/NR       1,077,840

Pennsylvania          (7.31%)
 2,050,000     Allefheny County Hospital Revenue, 6.00% due 4/1/06
               (University of Pittsburgh Hospital; Insured: MBIA)                                         Aaa/AAA       2,245,550
   500,000     Allegheny County Hospital Development, 7.00% due 8/1/15                                      NR/A-         583,250
   500,000     Allegheny County Redevelopment Auth Rev Rfdg Home Loan, 6.60% due 8/1/98                       A/A         507,180
 1,880,000     Beaver County Hospital Revenue, 6.60% due 7/1/04 (Insured: AMBAC)                          Aaa/AAA       2,074,110
 1,835,000     Beaver County Industrial Development Authority Health Revenue, 0% due 2/1/10
               (Guaranteed: FHA)                                                                           NR/AA-         709,154
 1,960,000     Chartiers Valley Industrial Development Authority Nursing Home Revenue,
               7.50% due 10/1/14 (Collateralized: FHA232)                                                   NR/NR       1,960,196
   250,000     Chartiers Valley School District Capital Appreciation Series 2nd Refunding,
               0% due 3/1/07 (Escowed to Maturity)                                                        Aaa/AAA         159,040
   205,000     Hampden Industrial Development Authority Partnership Holdings LLC Project,
               4.50% due 11/15/98                                                                         Baa2/NR         202,048
 2,800,000     Harrisburg Authority Lease Revenue Series 1991, 6.50% due 6/1/04
               crossover refunded 6/1/01 @ 101 (Insured: Capital Guaranty)                                Aaa/AAA       3,040,744
   800,000     Harrisburg Authority Lease Revenue Series 1991, 6.625% due 6/1/06
               crossover refunded 6/1/01 @ 101 (Insured: Capital Guaranty)                                Aaa/AAA         872,144
   815,000     Hempfield School District General Obligation, 6.40% due 10/15/97                           A1/AAA*         815,872
 2,000,000     Lancaster County Solid Waste, 8.375% due 12/15/04                                            A/BBB       2,076,040
 2,000,000     Lehigh County General Purpose Authority Revenue, 7.80% due 3/15/20,
               put 3/15/02 (Muhlenberg Care Project; LOC: United Jersey Bank)                               NR/NR       2,175,060
   750,000     Lehigh County General Purpose Rev, 5.10% due 11/15/03
               (St. Lukes Hospital, Bethlehem Project; Insured: AMBAC)                                    Aaa/AAA         774,630
   785,000     Lehigh County General Purpose Shephard Rehab Hosp, 6.00% due 11/15/07                      Aaa/AAA         863,759
   541,313     Lehigh County Industrial Development Authority Revenue, 7.45% due 8/1/01
               (Kresge Company Project)                                                                     A3/NR         541,854
   800,000     McKeesport Area School District Series B, 0% due 10/1/04                                      NR/A         574,680
   500,000     Pennsylvania Higher Education Assistance Student Loan, 6.80% due 12/1/00                   Aaa/AAA         535,710
 1,000,000     Philadelphia Gas and Water Revenue, 5.375% due 8/1/07 (Insured: FSA)                       Aaa/AAA       1,039,110
   980,000     Philadelphia Water and Sewer Revenue 10th Series, 7.35% due 9/1/04
               (Escrowed to Maturity)                                                                     Aaa/AAA       1,120,091
   750,000     Pine-Richland School District, 0% pre-refunded 9/01/03 (Insured: AMBAC)                    Aaa/AAA         574,882
 1,000,000     Scranton Lackawanna Health and Welfare Authority, 7.125% due 1/15/13                         NR/NR       1,025,430
   200,000     York County Solid Waste Refuse Authority Industrial Development Revenue
               Series 1985, 7.40% due 12/1/99 (Resource Recovery Project)                                   A/AA-         206,746

Puerto Rico          (0.13%)
   600,000     Puerto Rico Commonwealth Capital Public Improvement, 0% due 7/1/04                          Baa1/A         439,020

Rhode Island          (1.22%)
   595,000     Pawtucket Public Building Authority Water System Project Revenue, 7.45% due 7/1/05         Baa1/NR         671,618
   680,000     Providence Public Building Authority Revenue, 7.10% due 12/1/03
               (Veazie Street School and Modular Classroom Project)                                       Baa1/NR         763,307
 1,500,000     Rhode Island Housing and Mortgage Finance Rental Housing Program
               Series A, 5.05% due 10/1/01                                                                   NR/A       1,517,370
   355,000     Rhode Island Health and Education Building Corporation Series 1991,
               7.10% due 11/1/02 (South County Hospital Project)                                          NR/BBB+         394,852
   720,000     West Warwick General Obligation, 5.90% due 1/1/05 (Insured: MBIA)                          Aaa/AAA         765,288

South Carolina          (0.68%)
   665,000     Florence County Certificate of Participation Series 1992, 4.90% due 3/1/98
               (Law Enforcement Center Project; Insured: AMBAC)                                           Aaa/AAA         668,059
   950,000     Florence County Certificate of Participation Series, 6.00% due 3/1/08                      Aaa/AAA       1,023,207
   580,000     Liberty Sewer Revenue, 8.25% due 8/1/07                                                      NR/NR         598,212

South Dakota          (1.04%)
 1,000,000     South Dakota Housing Development Authority Home Ownership Mortgage Series
               1993-A, 5.20% due 5/1/02                                                                     Aa/AA       1,021,530
 1,860,000     South Dakota Student Loan Revenue, 7.625% due 8/1/06 (Insured: MBIA)                       Aaa/AAA       1,957,929
   500,000     South Dakota Student Loan Series 1991-A, 7.60% due 8/1/04                                    NR/A+         539,425

Tennessee           (0.61%)
   395,000     Carroll County Industrial Development Resource, 7.00% due 4/1/01
               (Henry I Siegel Company Project; LOC: CHIC By H.I.S.)                                        NR/NR         399,108
   900,000     Carrol County Industrial Development Board Refunding Revenue Series 1995,
               7.20% due 4/1/05 (Henry I. Seigel Company Project; LOC: CHIC by H.I.S.)                     NR/BBB         929,844
   200,000     Copperhill Industrial Development Board, 7.80% due 12/1/00 (Cities Service Co. Project)   Baa3/BBB         200,752
 2,000,000     Met Govt Nashville & Davidson County H & E FACS BRD Revenue, 0% due 6/1/21                  Aaa/NR         532,460

Texas           (6.55%)
 2,925,000     Bell County Health Facilities Development, 4.75% due 10/1/23, put 10/1/98                    NR/AA       2,947,201
 3,295,000     Brazos Higher Education Authority Refunding Revenue Series C-1, 6.20% due 11/1/00            Aa/NR       3,429,535
 1,400,000     Brazos Higher Education Authority Refunding Revenue Series B-1, 6.50% due 6/1/04              NR/A       1,497,272
   135,000     Chimney Hill Municipal Utility District Waterworks and Sewer System Combination
               Unlimited Tax and Revenue Refunding Series 1991, 7.75% due 10/1/11                           NR/NR         148,069
   865,000     Chimney Hill Municipal Utility District Waterworks and Sewer System Combination
               Unlimited Tax and Revenue Refunding Series 1991, 7.75% due 10/1/11                           NR/NR         953,611
   750,000     Clay Road Municipal Utility District Unlimited Tax and Revenue Series 1991,
               7.625% due 9/1/11                                                                            NR/NR         818,130
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due 2/1/05
               (PSF Guaranteed)                                                                           Aaa/AAA         694,170
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due 2/1/05
               (PSF Guaranteed)                                                                           Aaa/AAA         684,230
   460,000     El Paso Multi Family Housing Revenue Series A, 6.00% due 12/1/01                             A1/NR         474,812
   590,000     El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/02                             A1/NR         612,503
   410,000     Harris County Flood Control District, 0% due 10/1/06                                        Aa2/AA         229,288
   570,000     Harris County Municipal Utility District #118 Unlimited Tax and Revenue Refunding
               Series 1992, 0% due 3/1/04 (Insured: MBIA)                                                 Aaa/AAA         391,237
   525,000     Harris County Municipal Utility District #118 Unlimited Tax and Revenue Refunding
               Series 1992, 0% due 3/1/05 (Insured: MBIA)                                                 Aaa/AAA         336,231
   880,000     Houston Water Conveyance System Contract Certificate of Participation Series F,
               7.20% due 12/15/04 (Insured: AMBAC)                                                        Aaa/AAA       1,025,983
   465,000     Hunt Memorial Hospital District, 0% due 2/15/01                                                A/A         390,256
 2,000,000     Leander Independent School District Unlimited Tax School Building & Refunding
               Series 1992, 0% due 8/15/05 (PSF Guaranteed)                                                 Aaa/N       1,432,900
   800,000     Mesquite General Obligation, 0% due 2/15/02                                                  A1/A+         657,624
   800,000     Midland County Hospital District Revenue Series 1991, 0% due 6/1/07                         NR/BBB         471,640
   500,000     North Texas Higher Educational Student Loan Revenue, 6.50% due 4/1/98 (Insured: AMBAC)     Aaa/AAA         506,410
 1,000,000     Northeast Hospital Authority, 7.25% pre-refunded 1/1/03 @ 102 (Northeast Medical Center) Baa1/AAA*       1,150,740
   420,000     San Antonio General Obligation, 5.00% due 8/1/00                                             Aa/AA         426,056
   715,000     Tarrant County Health Fac, 6.00% due 9/1/04
               (Harris Methodist Health Systems Project; Insured: AMBAC)                                  Aaa/AAA         779,021
 1,100,000     Texas Water Resource Financing Authority Revenue, 7.30% due 2/15/04 (Insured: AMBAC)       Aaa/AAA       1,149,874
   500,000     Trinity River Auth Interim Water Rev, 5.75% due 10/15/00 (Livingston Project)                A1/A+         500,625
   400,000     Trinity Texas Housing Finance Corporation Multifamily Housing Revenue, 10.00% due 6/1/98
               (Timberline Apartments Project)                                                              NR/NR         400,000

U.S. Virgin          (0.92%)
 2,885,000     U.S. Virgin Islands Water & Power Authority Series A, 7.40% due 7/1/11                       NR/NR       3,117,358

Utah           (1.31%)
 2,000,000     Intermountain Power Agency Revenue, 0% pre-refunded 7/1/00                                 Aaa/AAA       1,779,440
 2,500,000     Salt Lake County Housing Authority Multifamily Housing Revenue Refunding Series 1993,
               5.40% due 12/15/18, put 12/15/03 (Summertree Project; LOC: First Security Bank)              A1/NR       2,632,975

Virginia           (3.44%)
 2,000,000     Hampton Redevelopment Housing Authority Multifamily Housing Revenue & Refunding
               Series 1994, 7.00% due 7/1/24, mandatory put 7/1/04 (Chase Hampton II Apts. Project)         NR/NR       2,156,580
   215,000     Peninsula Ports Authority Hospital Revenue, 8.00% due 8/1/99
               (Mary Immaculate Hospital Project)                                                           NR/A-         228,721
 2,000,000     Suffolk Redevelopment Housing Authority Multifamily Housing Revenue & Refunding
               Series 1994, 7.00% due 7/1/24, mandatory put 7/1/04 (Chase Heritage @ Dulles Project)        NR/NR       2,193,060
   665,000     Virginia Beach General Obligation, 5.90% due 7/15/08                                         Aa/AA         711,018
 1,950,000     Virginia Educational Authority, 6.625% due 9/1/03 (Escrowed to Maturity)                    Aaa/NR       2,101,027
 1,030,000     Virginia State Housing Development Authority Series C-7, 5.40% due 1/1/01                   Aa/AA+       1,057,625
 1,000,000     Virginia State Housing Development Authority Series H-1, 6.60% due 7/1/08                   Aa/AA+       1,068,360
 1,000,000     Virginia Housing Dev. Auth. Commonwealth Mortgage Series 1992-C, 6.75% due 7/1/11            Aa/AA       1,056,740
 1,000,000     Virginia Public School Authority, 6.80% due 1/15/05 pre-refunded 1/15/99
               (School Funding Project)                                                                   Aaa/AAA       1,050,250

Washington           (2.64%)
 1,000,000     Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due 9/1/03
               (Insured: FGIC)                                                                            Aaa/AAA       1,085,800
 1,100,000     Clark County Industrial Revenue Solid Waste Transfer Stations Series 1991, 7.50%
               due 12/15/06 (Columbia Resource Company Project; LOC: U.S. Bank of Oregon)                   A1/NR       1,207,987
   505,000     Grant County Public Utility District NO. 002 Wanapum Hydro Electric Revenue
               Series-C, 6.00% due 1/1/03 (Insured: AMBAC)                                                Aaa/AAA         541,754
   415,000     Grant County Public Utility District No. 002 Wanapum Hydro Electric Revenue
               Series-C, 6.00% due 1/1/06 (Insured: AMBAC)                                                Aaa/AAA         453,300
 1,500,000     Pilchuck Development Public Corporation IDRB Series 1993,
               6.25% due 8/1/10 (Little Neck Properties Project; LOC: U.S. Bancorp)                         A1/NR       1,553,640
   790,000     Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/02                                   A/BBB+         840,994
   870,000     Washington State General Obligation Series-A, 6.60% due 2/1/02                              Aa2/AA         948,326
   400,000     Washington Health Care Facilities Authority Revenue, 7.875% due 12/1/09
               (LOC: Allied Irish Banks)                                                                     NR/A         436,792
   870,000     Washington Health Care Facilities Authority Pooled Equipment Series 1992-B,
               7.20% due 6/1/02 (Kadlec Medical Center Project)                                           Baa1/NR         906,140
   400,000     Washington Public Power Supply System Series 1991 A, 6.75% due 7/1/05 (Project: 1)           Aa/AA         434,304
   960,000     Washington Public Power Supply System, 0% due 7/1/10 (Project: 3)                          Aa1/AA-         492,058

West Virgin          (1.55%)
 2,000,000     West Virginia Sate Building Commission Lottery Revenue, 5.50% due 7/1/05
               (Insured: MBIA)                                                                            Aaa/AAA       2,120,120
 3,100,000     West Virginia Parkways Economic Development and Tourism Authority Parkway
               Revenue Refunding, 4.95% (variable rate) due 5/15/02 (Insured: FGIC)                       Aaa/AAA       3,127,125

Wisconsin           (0.42%)
   345,000     Bass Lake PCRB, 6.50% due 4/1/05 (Johnson Timber Corp. Project; SBA Guaranty)            Aaa*/AAA*         383,216
 1,000,000     Wisconsin Health & Education, 7.75% due 11/1/15 (Hess Memorial Hospital Project)             NR/NR       1,045,350


               TOTAL INVESTMENTS (Cost  $319,918,430)**                                                              $337,721,726

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S &P.
** The cost for Federal income tax purposes is the same.
 +  Credit ratings are unaudited.
              See notes to financial statements.

i n d e p e n d e n t a u d i t o r ' s r e p o r t

To the Board of Trustees and Shareholders
Thornburg Intermediate Municipal Fund
Santa Fe, New Mexico


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Intermediate Municipal Fund, series of Thornburg Investment Trust as of September 30, 1997; the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund as of September 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




New York, New York
October 24, 1997